Short-term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Investments [Abstract]
Short-term investments held	$ 0	$ 50,000,000
Realized or unrealized gains or losses	$ 0	$ 0	$ 0